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                                STI CLASSIC FUNDS

                      Supplement dated July 29, 2004 to the
                       Prospectuses dated October 1, 2003,
                     November 1, 2003 and February 23, 2004,
                           and any supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

* The following information affects the section called "PORTFOLIO MANAGERS" beginning on page 59 of the Equity Funds - T Shares Prospectus, page 46 of the Equity Funds - A Shares and L Shares Prospectus, page 59 of the Bond and Money Market Funds - T Shares Prospectus, page 46 of the Bond Funds - A Shares and L Shares Prospectus, page 19 of the Classic Institutional Bond and Money Market Funds - Institutional Shares Prospectus, page 19 of the SunTrust 401(k) Plan Prospectus, and page 77 of the For Participants of SunTrust Banks Sponsored Retirement Plans Prospectus:

         o Effective July 6, 2004, Mr. Joseph Calabrese, CFA, co-manages the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND. Mr. Calabrese has served as Managing Director since joining Trusco Capital Management, Inc. ("Trusco") in May 2004. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 17 years of investment experience.

         o Effective July 6, 2004, Mr. Michael McEachern, CFA, co-manages the HIGH INCOME FUND and the STRATEGIC INCOME FUND. Mr. McEachern has served as Managing Director since joining Trusco in May 2004. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 19 years of investment experience.

         o Effective July 6, 2004, Mr. George Goudelias co-manages the HIGH INCOME FUND. Mr. Goudelias has served as Managing Director since joining Trusco in May 2004. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. Prior to joining Seix Investment Advisors, Inc., Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1998 to February 2001. He has more than 18 years of investment experience.

         o Effective July 6, 2004, Mr. John Talty, CFA, co-manages the BALANCED FUND (fixed income portion only), CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND, CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, STRATEGIC INCOME FUND, and U.S. GOVERNMENT SECURITIES FUND. Mr. Talty has served as Executive Vice President since joining Trusco in May 2004. Prior to joining


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                  Trusco, Mr. Talty served as President & Senior Portfolio
                  Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 23 years of investment experience.

         o Effective July 6, 2004, Mr. Perry Troisi co-manages the BALANCED FUND (fixed income portion only), CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND, CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, and the INVESTMENT GRADE BOND FUND. Mr. Troisi has served as Managing Director since joining Trusco in May 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group from February 1996 to July 1999. He has more than 18 years of investment experience.

         o Effective July 6, 2004, Mr. H. Rick Nelson co-manages the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND with Mr. Robert W. Corner. Mr. Robert W. Corner is no longer the sole portfolio manager of the Funds. Mr. Nelson has served as Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

* Effective July 26, 2004, BISYS Fund Services, Limited Partnership will serve as distributor of the STI Classic Funds (the "Trust") and BISYS Fund Services Ohio, Inc. will serve as administrator and transfer agent of the Trust. Prior to July 26, 2004, SEI Distribution Co., SEI Investments Global Funds Services, and Federated Services Company served as the Trust's distributor, administrator, and transfer agent, respectively.

         o The following information affects all prospectuses for the Trust and replaces the information under the sub-sections "Distributor" and "To Obtain an SAI, Annual or Semi-Annual Report, or More Information" located under the heading "HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS":

                           DISTRIBUTOR

                           BISYS Fund Services, Limited Partnership
                           3435 Stelzer Road
                           Columbus, Ohio  43219

                           TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

                           BY TELEPHONE:  1-800-428-6970

                           BY MAIL:  Write to the Funds
                           c/o BISYS Fund Services, Limited Partnership
                           3435 Stelzer Road
                           Columbus, Ohio 43219
                                                                STI-SU-044-0100